Consolidated Statement of Stockholders' Equity (Unaudited) (USD $)	Class A Common Stock	Additional Paid-In Capital	Foreign Currency Translation Adjustment	Retained Earnings / Accumulated Deficit	Total
Balance at Jun. 30, 2011	$ 97,131	$ 207,636,440	$ 50,593	$ (203,748,263)	$ 4,035,901
Balance, shares at Jun. 30, 2011	9,713,099				9,713,099
Issuance of common stock for:					-
Employee Stock Purchase Plan	62	7,809			7,871
Employee Stock Purchase Plan, shares	6,198
Interest payment on convertible debentures	418	86,582			87,000
Interest payment on convertible debentures, shares	41,832
Stock based compensation on stock options and restricted stock units		64,546			64,546
Net loss				(198,447)	(198,447)
Foreign currency translation adjustment			11,856		11,856
Comprehensive loss					(186,591)
Balance at Sep. 30, 2011	$ 97,611	$ 207,795,377	$ 62,449	$ (203,946,710)	$ 4,008,727
Balance, shares at Sep. 30, 2011	9,761,129				9,761,129